SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Contract liability activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Beginning balance	$ 1,120,817	$ 643,254
Recognition of revenue recorded as a contract liability	(1,075,911)	(643,254)
Customer advance payments	557,563	1,120,817
Ending balance	$ 602,469	$ 1,120,817